Share based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share based compensation [Abstract]
Stock Option Activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Weighted Average fair value at grant date	Aggregate Intrinsic Value
		US$	In years	US$	US$
Outstanding as of December 31, 2012	4,967,000	0.19	8.32	0.30	21,429
Granted	2,837,500	1.09		6.66
Repurchase of vested options	(910,000)	-		0.10
Forfeited	(262,708)	0.88		4.32
Outstanding as of December 31, 2013	6,631,792	0.57	8.13	2.89	85,854
Granted	500,000	15.00		10.68
Forfeited	(136,002)	11.81		8.85
Exercised	(492,893)	0.94		2.16	6,248
Outstanding as of December 31, 2014	6,502,897	1.42	7.29	3.41	79,877
Granted	745,000	15.00		8.05
Forfeited	(273,198)	4.91		7.71
Exercised	(1,427,716)	1.11		5.21	11,357
Outstanding as of December 31, 2015	5,546,983	3.15	6.60	3.36	38,994
Vested and expected to vest as of December 31, 2015	6,373,881	2.65	6.40		46,882
Exercisable as of December 31, 2015	4,794,938	1.04	5.81		40,111

Fair Value Assumptions
	For the years ended December 31,
	2013	2014	2015
Risk-free interest rates (%)(1)	2.02%~3.13%	3.35%	2.52%
Exercise multiples(2)	2 times~2.8 times	2.2 times	2.2 times
Expected dividend yield(3)	0%	0%	0%
Expected volatility (%)(4)	43%~44%	43%	46%
Contract life	8.2 years~10 years	10 years	10 years

1.
The risk-free interest rate is based on the implied yield rates of China government bonds denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available.

2.
The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to Valuing Employee Stock Options (published by John Wiley & Sons. Inc. 2004 edition), a well-accepted academic publication.

3.	The dividend yield was estimated based on the Company's expected dividend policy over the expected life of the options.
4.
The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date.

Restricted Share Activities
Restricted Shares	Number of Shares
Outstanding as of December 31, 2012	24,379,277
Restricted shares vested	(10,554,394)
Outstanding as of December 31, 2013	13,824,883
Restricted shares vested	(2,513,615)
Conversion to ordinary shares upon IPO	(11,311,268)
Outstanding as of December 31, 2014	-

Restricted Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2013	-	-
Granted	38,272	22.34
Vested	(3,783)	23.31
Unvested as of December 31, 2014	34,489	22.23
Granted	300,975	16.85
Vested	(8,659)	22.26
Forfeited	(36,357)	16.80
Unvested as of December 31, 2015	290,449	17.33